Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,963,000)	$ (12,316,000)		$ (25,427,000)	$ (10,933,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	206,000	100,000		260,000	156,000
Change in right of use assets and liabilities				(7,000)	(3,000)
Amortization of right of use assets	341,000	3,000
Stock-based compensation	2,514,000	2,402,000		4,522,000	1,327,000
Change in fair value of debt and SAFE instruments, including related party	5,360,000	822,000		2,125,000	510,000
Series B preferred stock financing costs	2,680,000
In-process research and development					167,000
Gain on extinguishment of debt and other					(655,000)
Legal settlement with shares of common stock		1,621,000		1,621,000
Amortization of debt discount and financing costs	510,000			123,000	560,000
Other		12,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(565,000)	288,000		170,000	(410,000)
Accounts payable	(1,672,000)	1,299,000		1,624,000	(239,000)
Accrued expenses and other current liabilities	1,488,000	706,000		1,775,000	1,746,000
Operating lease right of use liability	(179,000)
Net cash used in operating activities	(8,280,000)	(5,063,000)		(13,214,000)	(7,774,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of machinery and equipment	(443,000)	(200,000)		(428,000)	(206,000)
Security deposits, net	63,000
Security deposits and other				(66,000)	(9,000)
Net cash used in investing activities	(380,000)	(200,000)		(494,000)	(215,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	231,000	114,000		114,000	100,000
Repayment of principal on loan payable to bank		(38,000)		(38,000)	(98,000)
Repayment of financing lease obligations	(36,000)	(50,000)		(81,000)	(31,000)
Payment of deferred financing costs	(989,000)	(1,064,000)		(58,000)
Proceeds from sale of common stock					35,000
Proceeds from bank loan					1,000,000
Proceeds from PPP loan					379,000
Net cash provided by financing activities	10,366,000	3,512,000		12,087,000	9,810,000
Effect of exchange rate changes on cash	(10,000)	(16,000)		(26,000)	(4,000)
NET (DECREASE) INCREASE IN CASH AND RESTRICTED CASH	1,696,000	(1,767,000)		(1,647,000)	1,817,000
CASH AND RESTRICTED CASH BALANCE:
At beginning of the period	590,000	2,237,000		2,237,000	420,000
At end of the period	2,286,000	470,000	$ 2,237,000	590,000	2,237,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	23,000	18,000		35,000	45,000
Cash paid for income taxes	8,000	13,000		11,000	8,000
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES
Issuance of common stock in lieu of cash for services and settlement of accounts payable		166,000		205,000	122,000
Issuance of common stock in lieu of cash interest for term notes payable	272,000			150,000
Deferred financing costs included in accounts payable and accrued liabilities	154,000	733,000		251,000
Issuance of preferred stock upon conversion of related party convertible notes payable		600,000		600,000
Purchase of equipment included in accounts payable and accrued liabilities	26,000	112,000
Issuance of SAFE in lieu of cash for settlement of advisory services accounts payable	166,000	75,000		195,000
Machinery and equipment acquired through financing leases				198,000
Issuance date residual value allocated to warrant issued with term notes					22,000
Related Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Related party proceeds from issuance of Series B preferred stock	5,150,000
Related party proceeds from SAFE		500,000		2,550,000	1,150,000
Related party proceeds from issuance of term notes payable	2,000,000			1,000,000	500,000
Nonrelated Party [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Related party proceeds from SAFE	2,760,000	4,050,000		8,100,000	6,775,000
Related party proceeds from issuance of term notes payable	1,250,000			500,000
First Light Acquisition Group Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(6,492,948)	5,623,403	3,386,750	3,530,190
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(176,504)
Changes in unrealized gain on marketable securities held in Trust Account	(40,834)	(2,266)	(3,115)	(134,540)
Interest income			(1,669)
Change in fair value of warrant liability	1,192,000	(6,124,150)	(5,653,850)	(6,724,150)
Change in fair value of forward purchase liability	2,319,370	(210,963)	490,184	(194,950)
Change in fair value of contingent interest liability	240,583
Sponsor share repurchase financing expense				360,000
Allocation of deferred offering cost for warrant liability			989,674
Amortization of debt discount and financing costs	32,865
Changes in operating assets and liabilities:
Accounts receivable				(870)
Prepaid expenses	182,168	193,994	(701,852)	394,943
Accrued expenses	2,568,459	(36,029)	347,146	2,872,474
Accrued interest	135,870			7,719
Accounts payable	436,250	(1,295)	63,839	(12,765)
Net cash used in operating activities	573,783	(733,810)	(1,082,893)	98,051
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of marketable securities held in Trust Account	(1,342,596)		(230,000,000)	(2,324,312)
Proceeds from sale of marketable securities in Trust Account	622,288
Proceeds from sale of investments				190,010,529
Net cash used in investing activities	(720,308)		(230,000,000)	187,686,217
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Class A common stock			230,000,000
Payment for underwriting fee			(2,335,058)
Proceeds from sale of common stock			25,000
Proceeds from the sale of Private Placement Warrants			5,095,733
Proceeds from promissory notes – related parties	722,500		188,804	1,257,500
Repayment of promissory note – related party			(188,804)
Payment of Class A common stock redemptions				(190,010,529)
Payment of deferred offering costs			(640,129)
Net cash provided by financing activities	722,500		232,145,546	(188,753,029)
NET (DECREASE) INCREASE IN CASH AND RESTRICTED CASH	575,975	(733,810)	1,062,653	(968,761)
CASH AND RESTRICTED CASH BALANCE:
At beginning of the period	93,892	1,062,653		1,062,653
At end of the period	669,867	328,843	1,062,653	93,892	$ 1,062,653
SUPPLEMENTAL SCHEDULE OF NONCASH FINANCING AND INVESTING ACTIVITIES
Initial measurement of Class A common stock subject to possible redemption			198,363,610
Remeasurement of Class A common stock subject to possible redemption	761,142	178,770	31,641,174	2,458,852
Initial fair value of public warrant liability			10,109,000
Initial fair value of private warrant liability			3,014,000
Initial fair value of forward purchase units liability			31,000
Initial measurement of contingent interest liability	32,862			32,865
Initial measurement of debt discount	$ 32,865			32,865
Deferred underwriting fee payable			$ 8,050,000	$ (8,050,000)